Note 7 - Trade and Other Payables	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]

7. TRADE AND OTHER PAYABLES

	Years Ended June 30,
	2026	2025

Trade creditors	1,119,119	538,276
Accrued research and development expenses	699,814	1,684,726
Accrued professional fees	174,420	193,095
Accrued corporate personnel expenses	15,865	139,240
Other accrued expenses	-	900
Other payables	17,028	19,253
Total	2,026,246	2,575,490